CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents		$ 595,921	$ 664,844
Restricted cash and cash equivalents		16,412	116,801
Accounts receivable—trade, net		334,384	208,474
Accounts receivable—other		36,929	66,689
Contracts in progress		319,138	435,829
Other current assets		29,599	34,641
Total current assets		1,332,383	1,527,278
Property, plant and equipment		2,586,179	2,467,352
Less accumulated depreciation		(898,878)	(856,493)
Property, plant and equipment, net	[1]	1,687,301	1,610,859
Accounts receivable—long-term retainages		127,193	155,061
Investments in Unconsolidated Affiliates		17,023	26,551
Deferred income taxes		21,116	18,822
Other assets		37,214	48,505
Total assets		3,222,230	3,387,076
Current liabilities:
Notes payable and current maturities of long-term debt		48,125	24,882
Accounts payable		173,203	279,821
Accrued liabilities		277,584	330,943
Advance billings on contracts		192,486	164,773
Income taxes payable		17,945	23,787
Total current liabilities		709,343	824,206
Long-term debt		704,395	819,001
Self-insurance		16,980	18,653
Pension liabilities		19,471	24,066
Non-current income taxes		60,870	52,559
Other liabilities		115,703	101,870
Commitments and contingencies
Stockholders' equity:
Common stock, par value $1.00 per share, authorized 400,000,000 shares; issued 249,690,281 and 246,841,128 shares, respectively		249,690	246,841
Capital in excess of par value (including prepaid common stock purchase contracts)		1,695,119	1,687,059
Accumulated deficit		(226,767)	(260,884)
Accumulated other comprehensive loss		(66,895)	(93,955)
Treasury stock, at cost: 8,302,004 and 7,824,204 shares, respectively		(94,957)	(92,262)
Stockholders' Equity—McDermott International, Inc.		1,556,190	1,486,799
Noncontrolling interest		39,278	59,922
Total equity		1,595,468	1,546,721
Total liabilities and equity		$ 3,222,230	$ 3,387,076

[1]	Our marine vessels are included in the country in which they were located as of year-end.